Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 15, 2024
Entity Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000935015
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 15, 2024
Document Effective Date	dei_DocumentEffectiveDate	Apr. 15, 2024
Artisan International Explorer Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ARTISAN PARTNERS FUNDS, INC.

Artisan International Explorer Fund (the “Fund”)

SUPPLEMENT DATED 15 APRIL 2024
TO THE FUND’S PROSPECTUS
CURRENT AS OF THE DATE HEREOF

On 15 April 2024, shareholders of the Fund approved a change in the sub-classification of the Fund from “diversified” to “non-diversified” and the elimination of a related fundamental investment restriction.

Accordingly, effective 15 April 2024, the following changes will take effect:

1.  The following replaces (a) the first sentence of the first paragraph on page 67 of the prospectus and (b) the first sentence of the second paragraph under “Additional Information about the Funds’ Investment Strategies – Artisan International Explorer Fund” on page 126 of the prospectus:

The Fund’s investment team employs a fundamental investment process to construct a portfolio of securities of undervalued, primarily non-US small companies.

2.  The following sentences are added after the third sentence in (a) the fourth paragraph on page 67 of the prospectus and (b) the fourth paragraph under “Additional Information about the Funds’ Investment Strategies – Artisan International Explorer Fund” on page 126 of the prospectus:

The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. As a result, a high percentage of the Fund’s total assets may be invested in a particular company, sector or industry.

3.  The following risk is added as the second full paragraph on page 68 of the prospectus:

■  Non-Diversification Risk—As a non-diversified fund, the Fund may invest a larger portion of its assets in securities of a smaller number of issuers than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers.

4.  The “Non-Diversification Risk” on page 140 of the prospectus applies to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Artisan International Explorer Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk—As a non-diversified fund, the Fund may invest a larger portion of its assets in securities of a smaller number of issuers than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers.